WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 80.6%
COMMUNICATION SERVICES - 16.8%
Diversified Telecommunication Services - 5.2%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	500,000		$407,050	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,600,000		1,273,448	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	690,000		440,979	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	810,000		620,379	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	250,000		188,363	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,580,000		1,209,578	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,160,000		642,594	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	150,000		135,866
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,180,000		1,157,515	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	850,000		817,833	(a)

Total Diversified Telecommunication Services					6,893,605

Interactive Media & Services - 1.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,690,000		1,377,181	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	500,000		260,640	(a)

Total Interactive Media & Services					1,637,821

Media - 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	400,000		338,454	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,920,000		3,070,085	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,760,000		1,595,722	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	280,000		249,984
DISH DBS Corp., Senior Notes	7.750%	7/1/26	440,000		290,855
DISH DBS Corp., Senior Notes	5.125%	6/1/29	530,000		282,797
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000		778,050	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	700,000		573,041	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	150,000	EUR	116,113	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	700,000		579,327	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	900,000		839,149	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,920,000		1,568,400	(a)

Total Media					10,281,977

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	1

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.6%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000		$299,310	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	310,000		163,525	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	270,000		133,394	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	2,200,000		1,116,698	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000		603,056	(b)
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	500,000		441,006
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	810,000		695,308	(a)

Total Wireless Telecommunication Services					3,452,297

TOTAL COMMUNICATION SERVICES					22,265,700

CONSUMER DISCRETIONARY - 27.7%
Automobile Components - 2.3%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000		552,858
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,110,000		938,738
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,690,000		1,586,268	(a)

Total Automobile Components					3,077,864

Automobiles - 3.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	3,610,000		2,842,393
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	500,000		458,803
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	400,000		359,056
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,800,000		1,549,764

Total Automobiles					5,210,016

Broadline Retail - 2.1%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	800,000	GBP	892,514	(b)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,360,000		1,861,450

Total Broadline Retail					2,753,964

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	570,000		598,084	(a)

Diversified Consumer Services - 3.9%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,390,000	EUR	1,289,914	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	980,000	EUR	909,436	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	1,240,000		1,022,715	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	960,000		739,166	(a)

See Notes to Schedule of Investments.

2	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000	EUR	$706,995	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	890,000		479,527	(a)

Total Diversified Consumer Services					5,147,753

Hotels, Restaurants & Leisure - 14.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	460,000		412,293	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,050,000	EUR	969,340	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	490,000		499,023	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	580,000		461,767	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	560,000		538,104	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	530,000		570,648	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000	EUR	559,090
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	640,000		515,958	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		290,417
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	6.532%	7/16/35	853,000	GBP	802,108	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	980,000		803,110	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	870,000		780,290	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,350,000		1,257,005	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,340,000		1,141,881	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,030,000		835,711	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	920,000		826,726	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	500,000		468,353	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,020,000		901,680	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,020,000	GBP	2,292,522	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	500,000		475,061
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		166,297
Sands China Ltd., Senior Notes	3.750%	8/8/31	730,000		586,990
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	250,000	EUR	244,013	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	200,000		211,432	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000		571,484	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		88,865	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	760,000	GBP	786,160	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	500,000		485,627	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	380,000		323,615	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	3

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	500,000		$410,103	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	480,000		487,330	(a)

Total Hotels, Restaurants & Leisure					19,763,003

Household Durables - 0.1%
Victoria PLC, Senior Secured Notes	3.625%	8/24/26	160,000	EUR	140,939	(b)

TOTAL CONSUMER DISCRETIONARY					36,691,623

CONSUMER STAPLES - 1.2%
Beverages - 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,140,000		1,060,673	(a)

Consumer Staples Distribution & Retail - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	170,000	GBP	177,968	(a)

Food Products - 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	420,000		392,626	(a)

TOTAL CONSUMER STAPLES					1,631,267

ENERGY - 7.9%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	670,000		568,652	(a)

Oil, Gas & Consumable Fuels - 7.5%
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	220,000		209,317
Ecopetrol SA, Senior Notes	8.875%	1/13/33	610,000		617,930
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000		625,500
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	130,000		97,315	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,120,000		989,917	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,090,000		919,415	(c)(d)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	240,000		232,784	(a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000		306,062
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,116,615	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000		1,167,961
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000		931,168
Range Resources Corp., Senior Notes	8.250%	1/15/29	560,000		590,772

See Notes to Schedule of Investments.

4	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	320,000	$301,222
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	770,000	681,026
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	710,000	639,533	(a)
YPF SA, Senior Notes	6.950%	7/21/27	645,000	479,758	(a)

Total Oil, Gas & Consumable Fuels				9,906,295

TOTAL ENERGY				10,474,947

FINANCIALS - 6.4%
Banks - 3.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	629,850	(a)(c)(d)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	354,300	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	970,000	830,592	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,520,000	1,836,087	(a)(c)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	560,000	558,203	(a)

Total Banks				4,209,032

Capital Markets - 1.4%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,134,724	(a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	260,287	(c)(d)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	430,000	241,267	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,200,000	107,250	*(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	450,000	21,938	*(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	940,000	45,825	*(a)(d)(e)

Total Capital Markets				1,811,291

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	5

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Financial Services - 1.8%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	2,668,827		$2,411,045	(a)(f)

TOTAL FINANCIALS					8,431,368

HEALTH CARE - 4.9%
Health Care Providers & Services - 0.4%
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000		472,560

Pharmaceuticals - 4.5%
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	560,000		499,201	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	360,000	GBP	380,557	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	250,000		185,158	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	4,940,000		4,475,541
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	470,000		439,298

Total Pharmaceuticals					5,979,755

TOTAL HEALTH CARE					6,452,315

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.3%
Bombardier Inc., Senior Notes	7.125%	6/15/26	350,000		351,575	(a)

Commercial Services & Supplies - 1.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	690,000		579,923	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000		938,287
CoreCivic Inc., Senior Notes	4.750%	10/15/27	740,000		653,339

Total Commercial Services & Supplies					2,171,549

Electrical Equipment - 0.3%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	410,000		374,059	(a)

Machinery - 0.9%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000	EUR	166,876	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000	EUR	1,003,923	(a)

Total Machinery					1,170,799

Passenger Airlines - 3.7%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	700,000		643,006	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000		350,447	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000		206,922	(a)

See Notes to Schedule of Investments.

6	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Passenger Airlines - (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	490,000		$470,547	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,038,000		1,041,555	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	200,000		201,438	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,270,000		2,056,215	(a)

Total Passenger Airlines					4,970,130

Trading Companies & Distributors - 1.8%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	780,000		690,362	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,920,000		1,684,800	(a)

Total Trading Companies & Distributors					2,375,162

TOTAL INDUSTRIALS					11,413,274

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	320,000		251,621	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	106,883	(a)

TOTAL INFORMATION TECHNOLOGY					358,504

MATERIALS - 3.8%
Chemicals - 1.0%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	130,000	EUR	122,545	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	690,000		626,120	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000		636,351

Total Chemicals					1,385,016

Containers & Packaging - 2.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	600,000		459,720	(a)(f)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	580,000		575,592	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000		394,705	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	830,000		692,220
Ball Corp., Senior Notes	3.125%	9/15/31	430,000		356,240

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	7

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - (continued)
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	750,000		$608,099	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	570,000		578,673

Total Containers & Packaging					3,665,249

TOTAL MATERIALS					5,050,265

REAL ESTATE - 2.5%
Health Care REITs - 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	590,000		423,290

Hotel & Resort REITs - 1.0%
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,120,000		1,003,565
Service Properties Trust, Senior Notes	4.950%	10/1/29	380,000		287,409

Total Hotel & Resort REITs					1,290,974

Real Estate Management & Development - 1.2%
China Aoyuan Group Ltd., Senior Secured Notes	—	1/23/22	400,000		36,000	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		76,923	*(b)(e)
Heimstaden AB, Senior Notes	4.250%	3/9/26	600,000	EUR	460,093	(b)
Samhallsbyggnadsbolaget i Norden AB, Junior Subordinated Notes (2.624% to 4/30/25 then EUR 5 year Swap Rate + 2.814%)	2.624%	1/30/25	1,000,000	EUR	413,369	(b)(c)(d)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.750%	1/14/25	120,000	EUR	114,507	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	550,000	EUR	433,597	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	—	2/4/23	200,000		19,747	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	900,000		84,766	*(b)(e)

Total Real Estate Management & Development					1,639,002

TOTAL REAL ESTATE					3,353,266

UTILITIES - 0.5%
Gas Utilities - 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	730,000		638,732	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $124,792,339)					106,761,261

See Notes to Schedule of Investments.

8	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 13.4%
Angola - 0.7%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	$354,858	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	525,450	(a)

Total Angola				880,308

Argentina - 1.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	193,002	54,482
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	343,917	100,485
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	1,349,180	354,066
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	2,877,078	1,019,392	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	200,000	170,699	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	390,000	290,677	(a)

Total Argentina				1,989,801

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	300,000	226,668	(a)

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	396,638	(a)

Colombia - 0.4%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	650,000	497,448

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	343,333	(a)

Dominican Republic - 1.8%
Dominican Republic International Bond, Senior Notes	5.500%	2/22/29	480,000	453,278	(a)
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	410,000	358,026	(a)
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	600,000	610,710	(a)

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	9

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - (continued)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000		$127,745	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000		349,117	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000		537,801	(a)

Total Dominican Republic					2,436,677

Ecuador - 0.5%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000		385,969	(a)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	800,000		269,820	(a)

Total Ecuador					655,789

Egypt - 0.6%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000		177,788	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000		210,435	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000		469,201	(a)

Total Egypt					857,424

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	119,389		111,778	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000		911,872	(a)

Total Ivory Coast					1,023,650

Jordan - 0.6%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000		793,650	(a)

Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	300,000		246,769	(a)

Mexico - 1.6%
Mexican Bonos, Senior Notes	7.750%	11/23/34	22,020,000	MXN	1,127,859
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,140,000	MXN	394,169
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	700,000		585,936

Total Mexico					2,107,964

See Notes to Schedule of Investments.

10	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000		$212,529	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000		267,768	(a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		151,372	(a)

Total Nigeria					631,669

Panama - 1.0%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,700,000		1,307,096

Paraguay - 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000		456,467	(a)

Russia - 0.1%
Russian Federal Bond - OFZ	8.150%	2/3/27	34,070,000	RUB	21,938	*(e)
Russian Federal Bond - OFZ	7.050%	1/19/28	88,573,000	RUB	57,034	*(e)
Russian Federal Bond - OFZ	6.900%	5/23/29	98,650,000	RUB	63,522	*(e)

Total Russia					142,494

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000		320,528	(a)

South Africa - 0.2%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000		281,713

Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	1,520,000		1,371,272
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	700,000		632,975

Total Turkey					2,004,247

Ukraine - 0.1%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/28	200,000		37,432	*(a)(e)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	600,000		105,755	*(a)(e)

Total Ukraine					143,187

TOTAL SOVEREIGN BONDS (Cost - $24,219,124)					17,743,520

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	11

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.8%
U.S. Government Obligations - 1.8%
U.S. Treasury Notes	1.750%	6/30/24	100,000	$96,789
U.S. Treasury Notes	3.500%	9/15/25	180,000	178,316
U.S. Treasury Notes	1.500%	1/31/27	1,000,000	920,898
U.S. Treasury Notes	1.875%	2/28/27	1,350,000	1,260,009

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,423,722)				2,456,012

CONVERTIBLE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
DISH Network Corp., Senior Notes	2.375%	3/15/24	700,000	622,125
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,480,000	769,600

Total Communication Services				1,391,725

INDUSTRIALS - 0.4%
Passenger Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	590,000	478,195

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,609,897)				1,869,920

ASSET-BACKED SECURITIES - 0.4%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $593,321)	10.472%	10/15/31	600,000	538,897	(a)(c)

SENIOR LOANS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.2%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%) (Cost - $367,699)	8.350%	4/13/28	500,000	291,875	(c)(h)(i)

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.1%
SPDR Bloomberg High Yield Bond ETF (Cost - $95,990)			1,000	92,820

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $6,358)		5/28/28	6,640	1,162	*

See Notes to Schedule of Investments.

12	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Portfolio net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $613,437)	75,024,286	$0	*(j)(k)(l)

TOTAL INVESTMENTS - 97.9% (Cost - $155,721,887)		129,755,467
Other Assets in Excess of Liabilities - 2.1%		2,719,509

TOTAL NET ASSETS - 100.0%		$132,474,976

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on this security is currently in default as of March 31, 2023.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The maturity principal is currently in default as of March 31, 2023.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)	Value is less than $1.

See Notes to Schedule of Investments.

Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report	13

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

At March 31, 2023, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
Euro	18	6/23	$2,387,655	$2,453,288	$(65,633)

At March 31, 2023, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	489,292	EUR	449,895	BNP Paribas SA	4/18/23	$892
USD	712,552	EUR	652,490	BNP Paribas SA	4/18/23	4,217
USD	897,404	EUR	839,700	BNP Paribas SA	4/18/23	(14,164)
USD	2,999,180	EUR	2,770,807	BNP Paribas SA	4/18/23	(8,773)
MXN	495,546	USD	25,035	Goldman Sachs Group Inc.	4/18/23	2,368
USD	5,147,866	GBP	4,214,554	Morgan Stanley & Co. Inc.	4/18/23	(53,152)

Net unrealized depreciation on open forward foreign currency contracts						$(68,612)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

14	Western Asset Variable Global High Yield Bond Portfolio 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

15

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

16

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL

Long-Term Investments†:
Corporate Bonds & Notes	—	$106,761,261	—		$106,761,261
Sovereign Bonds	—	17,743,520	—		17,743,520
U.S. Government & Agency Obligations	—	2,456,012	—		2,456,012
Convertible Bonds & Notes	—	1,869,920	—		1,869,920
Asset-Backed Securities	—	538,897	—		538,897
Senior Loans	—	291,875	—		291,875
Investments in Underlying Funds	$92,820	—	—		92,820
Warrants	1,162	—	—		1,162
Common Stocks	—	—	$0	*	0	*

Total Investments	$93,982	$129,661,485	$0	*	$129,755,467

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$7,477	—		$7,477

Total	$93,982	$129,668,962	$0	*	$129,762,944

17

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Other Financial Instruments:
Futures Contracts††	$65,633	—	—	$65,633
Forward Foreign Currency Contracts††	—	$76,089	—	76,089

Total	$65,633	$76,089	—	$141,722

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,019,727	$2,283,874	2,283,874	$3,303,601	3,303,601	—	$4,426	—	—

18